Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,753,442.47

Principal:
Principal Collections	$22,061,938.22
Prepayments in Full	$24,126,112.65
Liquidation Proceeds	$85,505.19
Recoveries	$0.00
Sub Total	$46,273,556.06
Collections	$50,026,998.53

Purchase Amounts:
Purchase Amounts Related to Principal	$371,990.26
Purchase Amounts Related to Interest	$1,697.84
Sub Total	$373,688.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,400,686.63

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$50,400,686.63
Servicing Fee	$831,546.79	$831,546.79	$0.00	$0.00	$49,569,139.84
Interest - Class A-1 Notes	$24,932.45	$24,932.45	$0.00	$0.00	$49,544,207.39
Interest - Class A-2 Notes	$114,233.33	$114,233.33	$0.00	$0.00	$49,429,974.06
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$49,291,339.06
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$49,237,956.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,237,956.81
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$49,211,393.81
Second Priority Principal Payment	$16,073,949.77	$16,073,949.77	$0.00	$0.00	$33,137,444.04
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$33,115,878.04
Third Priority Principal Payment	$21,040,000.00	$21,040,000.00	$0.00	$0.00	$12,075,878.04
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$12,041,337.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,041,337.37
Regular Principal Payment	$94,494,315.83	$12,041,337.37	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,400,686.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$16,073,949.77
Third Priority Principal Payment					$21,040,000.00
Regular Principal Payment					$12,041,337.37
Total					$49,155,287.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$49,155,287.14	$209.26	$24,932.45	$0.11	$49,180,219.59	$209.37
Class A-2 Notes	$0.00	$0.00	$114,233.33	$0.33	$114,233.33	$0.33
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$49,155,287.14	$45.81	$413,852.70	$0.39	$49,569,139.84	$46.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$131,608,265.60	0.5602736	$82,452,978.46	0.3510131
Class A-2 Notes	$342,700,000.00	1.0000000	$342,700,000.00	1.0000000
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$969,758,265.60	0.9037401	$920,602,978.46	0.8579311

Pool Information
Weighted Average APR	4.330%	4.301%
Weighted Average Remaining Term	54.77	53.96
Number of Receivables Outstanding	47,569	45,560
Pool Balance	$997,856,147.94	$951,136,648.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$956,852,963.01	$911,604,315.83
Pool Factor	0.9104126	0.8677872

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$14,267,049.73
Yield Supplement Overcollateralization Amount	$39,532,332.75
Targeted Overcollateralization Amount	$48,319,141.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,533,670.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		194	$73,953.04
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$73,953.04
Cumulative Net Losses Last Collection Period			$8,245.74
Cumulative Net Losses for all Collection Periods			$82,198.78

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.09%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.88%	372	$8,325,997.12
61-90 Days Delinquent	0.08%	28	$722,872.91
91-120 Days Delinquent	0.01%	2	$54,980.02
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.96%	402	$9,103,850.05

Repossession Inventory:
Repossessed in the Current Collection Period		21	$562,839.88
Total Repossessed Inventory		25	$691,269.31

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0077%
Preceding Collection Period			0.0016%
Current Collection Period			0.0911%
Three Month Average			0.0335%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0020%
Preceding Collection Period			0.0294%
Current Collection Period			0.0658%
Three Month Average			0.0324%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer